Warrants - Summary of Preferred stock warrants outstanding (Detail) - $ / shares		9 Months Ended	12 Months Ended
	Aug. 16, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Warrants and rights outstanding
Exercise price of warrants		$ 5.33
Expiration Date	Aug. 31, 2028	Mar. 19, 2031
Series C Preferred Stock Warrant [Member]
Class of Stock [Line Items]
Warrants and rights outstanding			70,455	70,455
Exercise price of warrants		$ 5.33	$ 5.33
Expiration Date		Aug. 31, 2028	Aug. 31, 2028